Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Data [Abstract]
Total Revenues	$ 974	$ 846	$ 922	$ 1,087	$ 958	$ 812	$ 935	$ 1,097	$ 3,829	$ 3,802	$ 3,655
Total expenses	(972)	(819)	(817)	(794)	(819)	(778)	(787)	(771)	(3,402)	(3,155)	(2,992)
Net income (loss)	(18)	116	72	214	83	(8)	48	250	384	373	377
Net Income (Loss) Attributable to Parent	$ (24)	$ 117	$ 70	$ 210	$ 76	$ (7)	$ 47	$ 246	$ 373	$ 362	$ 365
Earnings per share - continuing operations
Basic	$ (0.35)	$ 1.72	$ 1.03	$ 3.09	$ 1.13	$ (0.10)	$ 0.69	$ 3.62	$ 5.49	$ 5.40	$ 5.53
Diluted	$ (0.35)	$ 1.70	$ 1.01	$ 3.04	$ 1.12	$ (0.10)	$ 0.68	$ 3.57	$ 5.41	$ 5.32	$ 5.37